SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowances for Doubtful Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Beginning Balance			$ 621
(Write Off) Write down during the year	558		(621)
Closing balance	$ 558